EARNINGS PER SHARE - Schedule of Calculation of Basic and Diluted Net Income per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Earnings Per Share [Abstract]
Net loss	$ (7,234)	$ (11,645)	$ (109,951)
Net income attributable to noncontrolling interest	4,817	3,925	4,181
Net loss attributable to Cognyte Software Ltd.	$ (12,051)	$ (15,570)	$ (114,132)
Weighted-average shares outstanding:
Basic shares (in shares)	71,797	70,081	67,924
Diluted (in shares)	71,797	70,081	67,924
Net loss per share attributable to Cognyte Software Ltd.:
Basic (in dollars per share)	$ (0.17)	$ (0.22)	$ (1.68)
Diluted (in dollars per share)	$ (0.17)	$ (0.22)	$ (1.68)